Redeemable Warrant Liability - Additional Information (Detail) - USD ($)		6 Months Ended
	Nov. 06, 2020	Jun. 30, 2021	Dec. 31, 2020
Redeemable Warrant Liability [Line Items]
Sale of stock, number of shares issued in transaction	2,300,000
Sale of stock issue price per share	$ 0.01
Warrants and rights outstanding		$ 10,867,500	$ 18,716,250
Gain (loss) on the re-measurement		$ 7,848,750
SAILSM Securities [Member]
Redeemable Warrant Liability [Line Items]
Number of redeemable warrants		10,062,500
IPO [Member]
Redeemable Warrant Liability [Line Items]
Sale of stock issue price per share			$ 10.00
IPO [Member] | SAILSM Securities [Member]
Redeemable Warrant Liability [Line Items]
Sale of stock, number of shares issued in transaction		40,250,000
Sale of stock issue price per share		$ 10.00
Common Class A [Member] | SAILSM Securities [Member]
Redeemable Warrant Liability [Line Items]
Common stock par or stated value per share		$ 0.0001